Income Taxes (Details Narrative) - CHENGDU AIXIN ZHONGHONG BIOLOGICAL TECHNOLOGY CO., LTD [Member]		9 Months Ended		12 Months Ended
	Jan. 01, 2008	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Income tax rate
China [Member]
Income tax rate	25.00%